Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets, including insurance contracts	$ 808,260	$ 770,100
Assets at fair value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	804,257	765,804
Insurance company general account contracts (Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Contract value of insurance contracts	4,003	4,296
Level 1 - Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	386,712	434,632
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Agriculture [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	6,859	8,468
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	2,288	4,006
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,388	8,472
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	42,969	55,940
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	19,051	37,197
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	21,298	38,759
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	38,968	41,625
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	26,648	25,367
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	29,701	32,138
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Telecommunications/internet/media [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	19,047	24,990
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	11,283	16,943
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,882	5,950
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	110,726	99,259
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	46,019	35,518
Level 1 - Quoted prices in active markets for identical financial assets [Member] | Preferred securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	585
Level 2 - Significant other observable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	150,623	136,102
Level 2 - Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	23,806	20,231
Level 2 - Significant other observable inputs [Member] | Commercial paper [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		1,453
Level 2 - Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	49,745	50,760
Level 2 - Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	27,874	21,311
Level 2 - Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	23,980	19,568
Level 2 - Significant other observable inputs [Member] | Insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	6,365	6,673
Level 2 - Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	4,358	5,434
Level 2 - Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	12,952	9,261
Level 2 - Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,543	1,411
Level 3 - Significant unobservable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	266,922	195,070
Level 3 - Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	266,922	195,070
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets, including insurance contracts	763,108	727,525
Qualified Retirement Plan [Member] | Assets at fair value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	759,105	723,229
Qualified Retirement Plan [Member] | Insurance company general account contracts (Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Contract value of insurance contracts	4,003	4,296
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	354,197	402,478
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Agriculture [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	6,661	8,224
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	2,222	3,891
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,233	8,228
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	41,731	54,329
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	18,502	36,126
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	20,685	37,643
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	37,846	40,426
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	25,881	24,636
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	28,846	31,212
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Telecommunications/internet/media [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	18,498	24,270
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	10,958	16,455
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,713	5,779
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	86,159	76,764
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	44,694	34,495
Qualified Retirement Plan [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Preferred securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	568
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	145,673	131,299
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	23,120	19,649
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Commercial paper [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		1,411
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	48,312	49,298
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	27,071	20,697
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	23,289	19,004
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	6,182	6,481
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	4,232	5,278
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	11,968	8,111
Qualified Retirement Plan [Member] | Level 2 - Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,499	1,370
Qualified Retirement Plan [Member] | Level 3 - Significant unobservable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	259,235	189,452
Qualified Retirement Plan [Member] | Level 3 - Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	259,235	189,452
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets, including insurance contracts	45,152	42,575
PBOP [Member] | Assets at fair value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	45,152	42,575
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	32,515	32,154
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Agriculture [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	198	244
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	66	115
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	155	244
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,238	1,611
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	549	1,071
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	613	1,116
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,122	1,199
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	767	731
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	855	926
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Telecommunications/internet/media [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	549	720
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	325	488
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	169	171
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	24,567	22,495
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,325	1,023
PBOP [Member] | Level 1 - Quoted prices in active markets for identical financial assets [Member] | Preferred securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	17
PBOP [Member] | Level 2 - Significant other observable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	4,950	4,803
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	686	582
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Commercial paper [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		42
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,433	1,462
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	803	614
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	691	564
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Insurance [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	183	192
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	126	156
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	984	1,150
PBOP [Member] | Level 2 - Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	44	41
PBOP [Member] | Level 3 - Significant unobservable inputs [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	7,687	5,618
PBOP [Member] | Level 3 - Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 7,687	$ 5,618